Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)

Reconciliations for the changes in accumulated other comprehensive income (loss), net of tax, by component for the three and six months ended June 30, 2016 and 2015 are as follows:

(in millions)	Foreign Currency Translation	Gains and Losses on Cash Flow Hedges	Pension & Postretirement	Total
Balance at December 31, 2015	$(7.9)	$(1.8)	$(34.8)	$(44.5)
Other comprehensive income (loss) before reclassifications	17.2	0.3	(9.4)	8.1
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.6	0.5	1.1

Net current period other comprehensive income (loss)	17.2	0.9	(8.9)	9.2

Balance at March 31, 2016	$9.3	$(0.9)	$(43.7)	$(35.3)

Other comprehensive (loss) income before reclassifications	(6.1)	1.1	0.1	(4.9)
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.4	0.2	0.6

Net current period other comprehensive income (loss)	(6.1)	1.5	0.3	(4.3)

Balance at June 30, 2016	$3.2	$0.6	$(43.4)	$(39.6)

(in millions)	Foreign Currency Translation	Gains and Losses on Cash Flow Hedges	Pension & Postretirement	Total
Balance at December 31, 2014	$17.3	$(1.0)	$(37.0)	$(20.7)
Other comprehensive income (loss) before reclassifications	(11.1)	(2.4)	1.4	(12.1)
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.7	0.3	1.0

Net current period other comprehensive income (loss)	(11.1)	(1.7)	1.7	(11.1)

Balance at March 31, 2015	$6.2	$(2.7)	$(35.3)	$(31.8)

Other comprehensive (loss) income before reclassifications	1.3	0.1	(1.4)	—
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.6	0.2	0.8

Net current period other comprehensive income (loss)	1.3	0.7	(1.2)	0.8

Balance at June 30, 2015	$7.5	$(2.0)	$(36.5)	$(31.0)

The components of accumulated other comprehensive income (loss) as of December 31, 2015 and December 31, 2014 are as follows:

(in millions)	2015	2014
Foreign currency translation	$(7.9)	$17.3
Derivative instrument fair market value, net of income taxes of $0.9 and $0.4	(1.8)	(1.0)
Employee pension and postretirement benefit adjustments, net of income taxes of $0.3 and $0.8	(34.8)	(37.0)

	$(44.5)	$(20.7)

Reclassification out of accumulated other comprehensive income

The following is a reconciliation of the reclassifications out of accumulated other comprehensive income (loss), net of tax, for the three and six months ended June 30, 2016:

	Three Months Ended June 30, 2016	Six Months Ended June 30, 2016
(in millions)	Amount Reclassified from Accumulated Other Comprehensive Income	Amount Reclassified from Accumulated Other Comprehensive Income		Recognized Location
Gains and losses on cash flow hedges
Foreign exchange contracts	$—	$(0.1)		Cost of sales
Commodity contracts	(0.3)	(1.2)		Cost of sales

	$(0.3)	$(1.3)		Total before tax
	0.1	0.5		Tax expense

	$(0.2)	$(0.8)		Net of tax

Amortization of pension and postretirement items
Actuarial losses	$(0.7)	$(1.3	)(a)

	$(0.7)	$(1.3)		Total before tax
	0.3	0.5		Tax benefit

	$(0.4)	$(0.8)		Net of tax

Total reclassifications for the period	$(0.6)	$(1.6)		Net of tax

The following is a reconciliation of the reclassifications out of accumulated other comprehensive income (loss), net of tax, for the three and six months ended June 30, 2015:

	Three Months Ended June 30, 2015	Six Months Ended June 30, 2015
(in millions)	Amount Reclassified from Accumulated Other Comprehensive Income	Amount Reclassified from Accumulated Other Comprehensive Income		Recognized Location
Gains and losses on cash flow hedges
Foreign exchange contracts	$(0.4)	$(0.9)		Cost of sales
Commodity contracts	(0.6)	(1.2)		Cost of sales

	$(1.0)	$(2.1)		Total before tax
	0.4	0.8		Tax expense

	$(0.6)	$(1.3)		Net of tax

Amortization of pension and postretirement items
Actuarial losses	$(0.2)	$(0.5	)(a)

	$(0.2)	$(0.5)		Total before tax
	—	—		Tax benefit

	$(0.2)	$(0.5)		Net of tax

Total reclassifications for the period, net of tax	$(0.8)	$(1.8)		Net of tax

(a) These other comprehensive income (loss) components are included in the net periodic pension cost (see Note 16, “Employee Benefit Plans,” for further details).

A reconciliation of the reclassifications out of accumulated other comprehensive income, net of tax, for the year ended December 31, 2015 is as follows:

(in millions)	Amount Reclassified from Accumulated Other Comprehensive Income		Recognized Location
Gains and losses on cash flow hedges
Foreign exchange contracts	$(1.4)		Cost of sales
Commodity contracts	(3.4)		Cost of sales

	(4.8)		Total before tax
	1.8		Tax expense

	$(3.0)		Net of tax

Amortization of pension and postretirement items
Amortization of prior service cost	—	(a)
Actuarial losses	(1.1	)(a)

	(1.1)		Total before tax
	—		Tax benefit

	$(1.1)		Net of Tax

Total reclassifications for the period	$(4.1)		Net of Tax

(a)	These other comprehensive income components are included in the net periodic pension cost (see Note 19, “Employee Benefit Plans,” for further details).

A reconciliation of the reclassifications out of accumulated other comprehensive income, net of tax, for the year ended December 31, 2014 is as follows:

(in millions)	Amount Reclassified from Accumulated Other Comprehensive Income		Recognized Location
Gains and losses on cash flow hedges
Foreign exchange contracts	$(0.9)		Cost of sales
Commodity contracts	(0.3)		Cost of sales

	(1.2)		Total before tax
	0.4		Tax expense

	$(0.8)		Net of tax

Amortization of pension and postretirement items
Amortization of prior service cost	0.3	(a)
Actuarial losses	(0.8	)(a)

	(0.5)		Total before tax
	0.1		Tax benefit

	$(0.4)		Net of Tax

Total reclassifications for the period	$(1.2)		Net of Tax

(a)	These other comprehensive income components are included in the net periodic pension cost (see Note 19, “Employee Benefit Plans,” for further details).

Stockholders Equity Rollforward

The following is a roll forward of equity for the six months ended June 30, 2016 and 2015:

(in millions, except share data)	Shares	Common Stock	Additional Paid-In Capital (Deficit)	Retained Earnings	Net Parent Company Investment	Accumulated Other Comprehensive (Loss) Income	Total Equity (Deficit)
Balance at December 31, 2015	—	$—	$—	$—	$1,253.2	$(44.5)	$1,208.7
Net earnings	—	—	—	17.9	15.3	—	33.2
Net transfers to MTW	—	—	—	—	(1,362.0)	—	(1,362.0)
Separation related adjustments	—	—	—	—	(1.0)	(47.4)	(48.4)
Reclassification of net investment to additional paid-in capital	—	—	(94.5)	—	94.5	—	—
Issuance of common stock at Spin-off	137,016,712	1.4	(1.4)	—	—	—	—
Issuance of common stock, equity-based compensation plans	165,894	—	1.1	—	—	—	1.1
Stock-based compensation expense	—	—	3.4	—	—	—	3.4
Adjustment from Spin-off	—	—	0.6	—	—	—	0.6
Other comprehensive income (loss)	—	—	—	—	—	52.3	52.3

Balance at June 30, 2016	137,182,606	$1.4	$(90.8)	$17.9	$—	$(39.6)	$(111.1)

(in millions, except share data)	Shares	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Parent Company Investment	Accumulated Other Comprehensive (Loss) Income	Total Equity
Balance at December 31, 2014	—	$—	$—	$—	$1,272.1	$(20.7)	$1,251.4
Net earnings	—	—	—	—	50.9	—	50.9
Other comprehensive income (loss)	—	—	—	—	—	(10.3)	(10.3)
Net increase in net parent company investment	—	—	—	—	30.3	—	30.3

Balance at June 30, 2015	—	$—	$—	$—	$1,353.3	$(31.0)	$1,322.3